Derivative Financial Instruments - Summary of Notional Amount of Derivatives and Carrying Amount of Cash and Deposit Liabilities Designated as Hedging Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	$ 5,929,533	$ 5,334,215
Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	443,294	303,803
Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	151,365	105,512
Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	755	689
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	103,383	43,878
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	32,955	27,221
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	110,378	93,145
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	13,129	8,999
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Cash [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	70	92
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	726	756
Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Equity price risk [member] | Foreign Currency Deposit Liabilities [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	6,080	6,077
Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Equity price risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	24,453	17,434
Within one year [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	2,545,775	2,406,758
Within one year [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	124,943	87,685
Within one year [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	26,742	16,006
Within one year [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	689
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	14,952	12,257
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	2,630	5,539
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	35,982	20,983
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	13,129	8,999
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Cash [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	70	92
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	216	298
Within one year [member] | Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Equity price risk [member] | Foreign Currency Deposit Liabilities [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	6,080	6,077
Within one year [member] | Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Equity price risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	24,453	17,434
One to 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	2,329,705	1,954,040
One to 5 years [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	272,144	184,181
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	111,077	78,236
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	66	689
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	71,785	21,908
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	26,325	19,193
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	62,381	63,697
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	510	458
Over 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	1,054,053	973,417
Over 5 years [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	46,207	31,937
Over 5 years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	13,546	11,270
Over 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	16,646	9,713
Over 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	4,000	2,489
Over 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	$ 12,015	$ 8,465